Equity Transaction with Non-controlling Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Equity Transaction with Non-controlling Interests
32.	EQUITY TRANSACTION WITH NON-CONTROLLING INTERESTS

In February 2016, USIE repurchased its own 4,501 thousand outstanding ordinary shares and, as a result, the Group’s shareholdings of USIE increased from 96.7% to 98.8%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and capital surplus was decreased by NT$1,912,887 thousand in 2016.

In February 2016, the Company disposed 39,603 thousand shares in USI to the Company’s subsidiary, UGTW, at NT$20 per share with a total consideration of NT$792,064 thousand and, as a result, the Group’s shareholdings of USI decreased from 99.0% to 76.5%. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USI and capital surplus was decreased by NT$20,552 thousand in 2016.

In January 2017, USI completed its cash capital increase of NT$1,000,000 thousand and the Group’s shareholdings of USI increased from 75.2% to 75.7% since the Group did not proportionally subscribe for additional new shares. The transaction was accounted for as an equity transaction since the transaction did not change the Company’s control over USI and capital surplus was increased by NT$3,055 thousand in 2017.

In January 2018, the shareholders’ meeting of USIE resolved to repurchase its own outstanding 3,738 thousand ordinary shares at US$17.49 per share and, as a result, the Group’s shareholdings of USIE increased from 96.9% to 98.6%. The transaction was accounted for as an equity transaction since the transaction did not change the Company’s control over USIE and capital surplus was decreased by NT$1,127,632 thousand (US$36,839 thousand) in the first quarter of 2018. In February 2018, the board of directors of USIE resolved February 26, 2018 was the record date for capital reduction and then the repurchased ordinary shares were subsequently cancelled.

In March 2018, ASE’s board of directors resolved to sign the shares transfer agreement by its subsidiary, J&R Holding, for acquiring shares of ASEN from NXP B.V. at US$127,113 thousand (NT$3,871,862 thousand). As a result, the percentage of ownership in ASEN was increased from 60% to 100%. The transaction was accounted for as an equity transaction since the transaction did not change the Company’s control over ASEN and capital surplus was decreased by NT$1,737,315 thousand (US$56,756 thousand) in the third quarter of 2018.

In August 2018, J&R Holding’s board of directors further resolved to sell 30% shareholdings of ASEN to Tsinghua Unigroup Ltd. at US$95,335 thousand. As a result, the Group’s shareholdings of ASEN was decreased from 100% to 70%. The transaction was accounted for as an equity transaction since the Group also did not cease to have control over ASEN and capital surplus was increased by NT$1,114,504 thousand (US$36,410 thousand) in the fourth quarter of 2018.

In July 2018, ASE and UGTW’s board of directors have approved to acquire the outstanding ordinary shares of USIINC and USI at NT$35 (US$1.1) and NT$18 (US$0.6) per ordinary shares, respectively. ASE and UGTW also purchased the ordinary shares from dissenting shareholders in August 2018 and recognized an increase in capital surplus by NT$9,530 thousand (US$311 thousand). ASE has completed the acquisition of USIINC’s remaining outstanding ordinary shares and recognized a decrease in capital surplus by NT$28,152 thousand (US$920 thousand).